Contract Costs - Schedule of Movement of Contract Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Contract Costs [Abstract]
Balance at beginning of the year		$ 138,220
Provision for impairment loss		(132,444)
Exchange adjustment		(5,776)
Ending balance			$ 138,220